Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions
Related party transactions

7.Related party transactions

In addition to the information disclosed elsewhere in the Interim Financial Information, the following transactions took place between the Group and related parties during the financial period at terms agreed between the parties:

(a)	Services

	Q2 2026	Q2 2025	H1 2026	H1 2025
	US$’000	US$’000	US$’000	US$’000
Corporate service fees charged by related parties*	2,299	2,140	4,661	4,300
Ship management fees charged by related parties*	195	25	391	192
*	“Related parties” refer to corporations controlled by the Company’s largest shareholder.
(b)	Key management’s remuneration

	Q2 2026	Q2 2025	H1 2026	H1 2025
	US$’000	US$’000	US$’000	US$’000
Salaries and other short-term employee benefits	724	669	2,203	2,313
Post-employment benefits - contributions to defined contribution plans and share-based payment	593	610	1,063	995
Directors’ fees	137	144	266	296
	1,454	1,423	3,532	3,604